S000006334 [Member] Shareholder Fees - TCW Core Fixed Income Fund	Oct. 31, 2025 USD ($)
I Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
N Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Plan Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Class I-3
Prospectus [Line Items]
Shareholder Fee, Other	$ 0